Document and Entity Information	Mar. 31, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 31, 2024
Securities Act File Number	000-56032
Entity Registrant Name	Ares Industrial Real Estate Income Trust Inc.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	47-1592886
Entity Address, Address Line One	One Tabor Center
Entity Address, Address Line Two	1200 Seventeenth Street, Suite 2900
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	228-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001625941
Amendment Flag	false